UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21265
PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)
855 West Prairie Avenue, Wheaton, IL 60187
(Address of principal executive offices)		(Zip code)
H. Bruce Bond Wheaton Oaks Professional building 855 West Prairie Avenue Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30, 2005

Date of reporting period:	July 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

PowerShares Dynamic Market Portfolio

Schedule of Investments

July 31, 2004 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—13.9%
13,450	Advance Auto Parts, Inc.*	$499,264
17,086	Ameristar Casinos, Inc.	459,272
9,548	Black & Decker (The) Corp.	667,501
69,089	Charming Shoppes, Inc.*	507,113
28,655	Claire’s Stores, Inc.	660,498
143,655	Gap (The) Inc.	3,260,969
23,315	Genesco, Inc.*	500,340
13,917	Guitar Center, Inc.*	625,569
130,658	McDonald’s Corp.	3,593,094
42,898	McGraw-Hill Cos., Inc. (The)	3,219,924
14,207	Nordstrom, Inc.	623,687
33,333	Ryan’s Restaurant Group, Inc.*	482,995
121,534	Staples, Inc.	3,509,902
12,328	V.F. Corp.	616,523
		19,226,651
	Consumer Staples—10.1%
114,791	Avon Products, Inc.	4,937,161
26,458	Coca-Cola Enterprises, Inc.	539,743
19,139	H.J. Heinz Co.	706,038
23,594	Hormel Foods Corp.	700,270
77,179	Kimberly-Clark Corp.	4,944,859
27,537	Pilgrim’s Pride Corp.	772,137
35,359	Ruddick Corp.	691,622
23,418	SUPERVALU, Inc.	668,818
		13,960,648
	Energy—6.8%
49,948	Harvest Natural Resources, Inc.*	688,283
65,492	Occidental Petroleum Corp.	3,226,791
17,034	Overseas Shipholding Group, Inc.	764,997
20,474	Penn Virginia Corp.	771,665
26,952	Tesoro Petroleum Corp.*	781,608
83,674	Unocal Corp.	3,243,205
		9,476,549
	Financials—19.9%
77,485	ACE Ltd.	3,145,116
73,201	Allstate Corp. (The)	3,446,304
23,663	American Financial Group, Inc.	702,554

119,966	Aon Corp.	$3,171,901
24,257	Associated Banc-Corp.	730,378
11,416	BlackRock, Inc., Class A	707,221
17,224	Delphi Financial Group, Inc., Class A	698,433
80,720	Marshall & Ilsley Corp.	3,100,455
92,861	MetLife, Inc.	3,312,352
19,415	Nationwide Financial Services, Inc.	688,650
28,383	Odyssey Re Holdings Corp.	662,743
12,329	Philadelphia Consolidated Holding Corp.*	674,026
38,068	Progressive (The) Corp.	2,916,770
16,958	Rayonier, Inc.	745,813
17,887	Reinsurance Group of America, Inc.	712,797
17,088	W. R. Berkley Corp.	699,583
19,659	Willis Group Holdings Ltd.	684,133
15,306	Zenith National Insurance Corp.	656,168
		27,455,397
	Health Care—15.5%
42,556	Aetna, Inc.	3,651,304
38,573	Anthem, Inc.*	3,181,115
68,357	Becton, Dickinson and Co.	3,228,501
11,888	Charles River Laboratories International, Inc.*	535,792
11,529	Coventry Health Care, Inc.*	589,247
16,892	DaVita, Inc.*	513,010
14,290	Eon Labs, Inc.*	416,125
13,653	Gen-Probe, Inc.*	510,895
19,189	Haemonetics Corp.*	575,670
13,955	LifePoint Hospitals, Inc.*	466,237
17,430	Magellan Health Services, Inc.	593,143
14,621	PacifiCare Health Systems, Inc.*	446,964
73,057	Service Corp. International*	463,912
12,344	Sierra Health Services, Inc.*	545,605
101,708	Thermo Electron Corp.*	2,615,930
30,386	WellPoint Health Networks, Inc.*	3,072,025
		21,405,475
	Industrials—10.9%
8,951	Alliant Techsystems, Inc.*	563,555
73,154	Boeing Co. (The)	3,712,565
17,015	Brink’s Co. (The)	550,435
13,649	CNF, Inc.	563,158
13,108	Consolidated Graphics, Inc.*	570,329
26,755	Copart, Inc.*	595,299
56,569	Eaton Corp.	3,656,620
41,029	ITT Industries, Inc.	3,280,269
17,537	Pentair, Inc.	549,259
15,818	United Defense Industries, Inc.*	548,094
20,000	Watson Wyatt & Co. Holdings*	522,800
		15,112,383

	Information Technology—13.4%
38,372	Activision, Inc.*	$562,150
46,536	Aspect Communications Corp.*	394,160
87,488	Autodesk, Inc.	3,517,018
42,081	CCC Information Services Group, Inc.*	756,196
15,845	Certegy, Inc.	600,684
36,070	Checkpoint Systems, Inc.*	620,765
11,643	Dionex Corp.*	549,433
13,211	Harris Corp.	627,258
18,659	Hewitt Associates, Inc., Class A*	498,195
15,075	Littelfuse, Inc.*	584,910
152,939	Motorola, Inc.	2,436,318
45,525	QUALCOMM, Inc.	3,144,867
24,872	SS&C Technologies, Inc.	501,171
19,368	Tektronix, Inc.	588,787
226,821	Xerox Corp.*	3,143,739
		18,525,651
	Materials—3.2%
12,661	MacDermid, Inc.	370,461
10,905	Potlatch Corp.	437,181
79,286	Praxair, Inc.	3,127,833
9,823	Silgan Holdings, Inc.	472,585
		4,408,060
	Telecommunication Services—3.2%
25,535	AT&T Corp.	385,579
58,235	BellSouth Corp.	1,577,586
10,016	Commonwealth Telephone Enterprises, Inc.*	448,717
39,179	Ptek Holdings, Inc.*	450,167
41,587	Verizon Communications, Inc.	1,602,762
		4,464,811
	Utilities—3.0%
22,875	National Fuel Gas Co.	584,228
83,592	Sempra Energy	2,988,414
18,093	UGI Corp.	586,032
		4,158,674

	Total Investments
	(Cost $138,469,781) (a) —99.9%	138,194,299
	Other assets less liabilities—0.1%	88,828
	Net Assets—100.0%	$138,283,127

*	Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes.  At July 31, 2004, net unrealized depreciation was $275,482 based on cost for Federal income tax purposes.  This consisted of aggregate gross unrealized appreciation of $4,664,775 and aggregate gross unrealized depreciation of $4,940,257.

PowerShares Dynamic OTC Portfolio

Schedule of Investments

July 31, 2004 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—16.7%
6,462	Ameristar Casinos, Inc.	$173,699
8,720	Applebee’s International, Inc.	232,301
26,141	Charming Shoppes, Inc.*	191,875
5,270	Guitar Center, Inc.*	236,887
10,644	J. Jill Group, Inc.*	197,659
19,661	Kmart Holding Corp.*	1,522,350
7,176	Penn National Gaming, Inc.*	258,336
32,881	PETsMART, Inc.	1,019,640
12,613	Ryan’s Restaurant Group, Inc.*	182,762
36,785	Staples, Inc.	1,062,351
25,383	Starbucks Corp.*	1,191,986
15,030	Stein Mart, Inc.*	272,644
		6,542,490
	Consumer Staples—1.8%
12,020	Lancaster Colony Corp.	484,166
13,374	Lance, Inc.	201,145
		685,311
	Energy—0.4%
3,017	Cal Dive International, Inc.*	93,527
1,328	Hydril*	47,343
		140,870
	Financials—10.5%
5,341	ACE Cash Express, Inc.*	123,484
7,410	Advanta Corp., Class B	164,650
61,679	Ameritrade Holding Corp.*	684,020
24,180	Associated Banc-Corp.	728,060
18,525	BOK Financial Corp.*	760,081
3,464	Direct General Corp.	103,019
7,776	Encore Capital Group, Inc.*	119,128
4,175	Greater Bay Bancorp	110,011
19,340	IPC Holdings, Ltd.	725,250
5,634	Northwest Bancorp, Inc.	117,976
2,107	Philadelphia Consolidated Holding Corp.*	115,190
3,282	Selective Insurance Group, Inc.	118,185
2,753	Texas Regional Bancshares, Inc., Class A	122,481
2,169	United Fire & Casualty Co.	133,502
		4,125,037

	Health Care—12.4%
24,656	Accredo Health, Inc.*	$798,854
6,820	Amedisys, Inc.*	178,957
6,832	CONMED Corp.*	151,397
18,788	DENTSPLY International, Inc.	913,660
25,298	Eon Labs, Inc.*	736,678
4,602	Gen-Probe, Inc.*	172,207
11,268	Gentiva Health Services, Inc.*	171,386
4,704	LifePoint Hospitals, Inc.*	157,161
5,881	Magellan Health Services, Inc.	200,130
5,798	Matthews International Corp., Class A	198,755
13,332	Res-Care, Inc.*	149,585
21,217	VCA Antech, Inc.*	891,751
5,679	Wright Medical Group, Inc.*	156,911
		4,877,432
	Industrials—5.4%
37,775	Copart, Inc.*	840,495
2,131	Genlyte Group, Inc.*	132,761
5,258	Heartland Express, Inc.	142,019
4,418	Old Dominion Freight Line, Inc.*	128,210
6,920	Pacer International, Inc..*	109,232
5,775	SCS Transportation, Inc.*	148,706
6,294	Strayer Education, Inc.	613,161
		2,114,584
	Information Technology—50.5%
79,269	Activision, Inc.*	1,161,291
51,203	Acxiom Corp.	1,126,466
23,362	Adaptec, Inc.*	174,981
14,898	Agilysys, Inc.	221,980
4,416	ANSYS, Inc.*	209,495
14,549	Aspect Communications Corp.*	123,230
196,838	Atmel Corp.*	842,467
35,219	Autodesk, Inc.	1,415,804
7,735	BEI Technologies, Inc.	185,717
5,167	Bel Fuse, Inc.	189,836
4,074	Black Box Corp.	154,812
20,519	C-COR.net Corp.*	166,614
13,156	CCC Information Services Group, Inc.*	236,413
55,215	Cisco Systems, Inc.*	1,151,785
58,702	Citrix Systems, Inc.*	1,034,329
53,692	Cognizant Technology Solutions Corp., Class A*	1,479,216
156,816	Compuware Corp.*	774,671
15,118	Covansys Corp.*	139,690
9,845	CSG Systems International, Inc.*	161,458
3,641	Dionex Corp.*	171,819

19,025	EarthLink, Inc.	187,777
5,743	Excel Technology, Inc.*	153,912
5,628	Global Imaging Systems, Inc.*	170,697
9,416	Helix Technology Corp.	135,967
4,598	Hyperion Solution Corp.*	188,610
7,431	Inter-Tel, Inc.	161,178
13,326	Intervoice, Inc.*	117,402
9,866	Jack Henry & Associates, Inc.	189,921
4,714	Littelfuse, Inc.*	182,903
8,030	Macrovision Corp.*	173,769
12,400	Metrologic Instruments, Inc.*	197,284
4,206	MICROS Sytems, Inc.*	204,496
3,801	MicroStrategy, Inc.*	153,028
8,157	MTS Systems Corp.	175,131
106,635	Oracle Corp.*	1,120,734
9,219	Polycom, Inc.*	177,742
18,331	QUALCOMM, Inc.	1,266,305
7,772	SS&C Technologies, Inc.	156,606
26,475	Symantec Corp.*	1,237,971
9,367	Syntel, Inc.	132,168
9,308	Transaction Systems Architects, Inc., Class A*	159,167
9,871	United Online, Inc.*	153,988
16,517	ValueClick, Inc.*	171,446
6,217	Verint Systems, Inc.*	197,141
5,883	Websense, Inc.*	224,672
14,985	Zebra Technologies Corp.*	1,238,211
		19,750,300
	Materials—0.6%
2,962	Sigma-Aldrich Corp.	170,137
1,732	Silgan Holdings, Inc.	83,327

		253,464
	Telecommunications—1.8%
21,811	Nextel Communications, Inc.*	496,419
19,478	PTEK Holdings, Inc.*	223,802
		720,221

	Total Investments
	(Cost $39,851,442) (a) —100.1%	39,209,709
	Other assets less liabilities—(0.1%)	(24,958)
	Net Assets—100.0%	$39,184,751

*	Non-income producing securitiy.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes.  At July 31, 2004, net unrealized depreciation was $641,734 based  on cost for Federal income tax purposes.  This consisted of aggregate gross unrealized appreciation of $2,267,973 and aggregate gross unrealized depreciation of $2,909,707.

Item 2.	Controls and Procedures.

(a)

The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		PowerShares Exchange-Traded Fund Trust

By:	/s/	H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	September 24, 2004

By:	/s/	John W. Southard
John W. Southard
Vice President and Treasurer

Date:		September 24, 2004